Note 15 - Major Customer (Details Textual) - People’s Republic of China government agency [member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Percentage of entity's revenue	84.00%	86.00%	80.00%
Percentage of entity's receivables	95.00%	91.00%	89.00%